INVESTMENTS AND FAIR VALUE (Derivative Offsets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Offsetting Assets [Line Items]
Net amounts of assets presented in the Consolidated Balance Sheet	$ 27,105	$ 9,749
Net amounts of liabilities presented in the Consolidated Balance Sheet	(932)	(1,820)
Citibank N.A. [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	30,036
Gross amounts offset in the Consolidated Balance Sheet	(2,931)
Net amounts of assets presented in the Consolidated Balance Sheet	27,105
Gross amounts of recognized liabilities	(961)
Gross amounts offset in the Consolidated Balance Sheet	29
Net amounts of liabilities presented in the Consolidated Balance Sheet	(932)
Citibank N.A. [Member] | Foreign Exchange Option [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	27,795
Gross amounts offset in the Consolidated Balance Sheet	(2,931)
Net amounts of assets presented in the Consolidated Balance Sheet	24,864
Gross amounts of recognized liabilities	(870)
Gross amounts offset in the Consolidated Balance Sheet	29
Net amounts of liabilities presented in the Consolidated Balance Sheet	(841)
Citibank N.A. [Member] | Foreign Exchange Forward [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,241
Gross amounts offset in the Consolidated Balance Sheet	0
Net amounts of assets presented in the Consolidated Balance Sheet	2,241
Gross amounts of recognized liabilities	(91)
Gross amounts offset in the Consolidated Balance Sheet	0
Net amounts of liabilities presented in the Consolidated Balance Sheet	$ (91)